FAS2 P3 02/21

SUPPLEMENT DATED FEBRUARY 12, 2021

TO THE PROSPECTUS DATED MAY 1, 2020 OF

FRANKLIN COREFOLIO ALLOCATION FUND

FRANKLIN GLOBAL ALLOCATION FUND

(formerly, Franklin Founding Funds Allocation Fund)

(a series of Franklin Fund Allocator Series)

The prospectus is amended as follows:

I.  Effective February 1, 2021, all references to Franklin Founding Funds Allocation Fund are removed from the prospectus.

Please keep this supplement with your prospectus for future reference.

FAS2 SA1 02/21

SUPPLEMENT DATED FEBRUARY 12, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2020 OF

FRANKLIN COREFOLIO ALLOCATION FUND

FRANKLIN GLOBAL ALLOCATION FUND

(formerly, Franklin Founding Funds Allocation Fund)

(a series of Franklin Fund Allocator Series)

The statement of additional information (SAI) is amended as follows:

I.  Effective February 1, 2021, all references to Franklin Founding Funds Allocation Fund are removed from the SAI.

Please keep this supplement with your SAI for future reference.